OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
Six months ended June 30, 2025

	Israel	Germany	Adjustments	Total

Revenue	$10,689	$14,507	$-	$25,196

Segment profit	$738	$612	$-	$1,350

Unallocated corporate expenses			$(1,542)	$(1,542)

Total operating loss				$(192)

Depreciation and amortization	$862	$72	$-	$934

Six months ended June 30, 2024:

	Israel	Germany	Adjustments	Total

Revenue	$22,153	$4,660	$-	$26,813

Segment profit (loss)	$(7,332)	$351	$-	$(6,981)

Unallocated corporate expenses			$(1,518)	$(1,518)

Total operating loss				$(8,499)

Depreciation and amortization	$1,118	$73	$-	$1,191